Fair Value Measurement - Financial Assets and Liabilities (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities	$ 1,073	$ 858
Phantom Stock Appreciation Rights (PSARs)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
PSARs liability	1,073	858
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities	0	0
Level 1 | Phantom Stock Appreciation Rights (PSARs)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
PSARs liability	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities	0	0
Level 2 | Phantom Stock Appreciation Rights (PSARs)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
PSARs liability	0	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities	1,073	858
Level 3 | Phantom Stock Appreciation Rights (PSARs)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
PSARs liability	$ 1,073	$ 858